Expenses by Nature - Other Operating Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	€ 1,232,998	€ 1,156,627	€ 1,091,803
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	535,058	500,415	467,705
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	165,884	156,994	166,177
Selling, general & administration expenses
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	€ 532,056	€ 499,218	€ 457,921